Aptus International Enhanced Yield ETF
Schedule of Investments
July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.5%	Shares	Value
Developed Market Equity - 69.0%
iShares Core MSCI EAFE ETF (a)(b)	1,991,395	$163,035,509
iShares Core MSCI International Developed Markets ETF	791,660	59,255,751
		222,291,260

Emerging Market Equity - 30.5%
SPDR Portfolio Emerging Markets ETF (a)	2,281,011	98,106,283
TOTAL EXCHANGE TRADED FUNDS (Cost $293,212,653)		320,397,543

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.22% (c)	578,331	578,331
TOTAL SHORT-TERM INVESTMENTS (Cost $578,331)		578,331

U.S. TREASURY BILLS - 0.1%	Par	Value
U.S. Treasury Bills - 0.1%
4.28%, 11/12/2025 (b)(d)	$500,000	493,946
TOTAL U.S. TREASURY BILLS (Cost $493,966)		493,946

TOTAL INVESTMENTS - 99.8% (Cost $294,284,950)		321,469,820
Other Assets in Excess of Liabilities - 0.2%		637,474
TOTAL NET ASSETS - 100.0%		$322,107,294
two		–%
Percentages are stated as a percent of net assets.		–%

The Fund's security classifications are defined by the Fund Adviser.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of July 31, 2025 is $148,711,393.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(d)	The rate shown is the annualized effective yield as of July 31, 2025.

Aptus International Enhanced Yield ETF
Schedule of Total Return Swap Contracts
July 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTGVHT (a)	Goldman Sachs	Receive	EFFR	Termination	01/05/2027	$319,960,905	$742,745
Net Unrealized Appreciation (Depreciation)							$742,745

There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2025.

EFFR - Effective Federal Funds Rate was 4.33% as of July 31, 2025.
(a) The Diversified Global Equity Volatility Harvesting Series (RCXTGVHT” or “Index”) is a rules-based strategy that follows a systematic trading strategy that will add or subtract risk based on proprietary signals. The index is generally made up of options on Japan, London & U.S. market indices such as the Nikkei 225, FTSE 100, Nasdaq-100, and S&P 500 as well as futures on the Cboe Volatility Index ("VIX"). As of July 31, 2025, the components of the Index are provided below.

The underlying components of the index as of July 31, 2025 are shown below:

Description	Expiration Date	Number of Contracts Purchased/(Sold)	Notional Amount	Concentration % of Exposure
Futures Contracts:
Cboe Volatility Index August 2025	08/20/2025	30,222	$542,684	0.17%
Cboe Volatility Index September 2025	09/17/2025	5,900	$117,229	0.04%
Total Futures Contracts			659,913	0.21%
Option Contracts:
Nasdaq-100 Weekly 22325 Index	08/01/2025	(44.03)	(125)	0.00%
Nasdaq-100 Weekly 22500 Index	08/01/2025	(54.72)	(269)	0.00%
Nasdaq-100 Weekly 22690 Index	08/01/2025	(72.96)	(738)	0.00%
Nasdaq-100 Weekly 22710 Index	08/01/2025	(218.88)	(2,432)	0.00%
Nasdaq-100 Weekly 22730 Index	08/01/2025	(109.44)	(1,334)	0.00%
S&P 500 Weekly P6170 Index	08/01/2025	(300.97)	(232)	0.00%
S&P 500 Weekly P6175 Index	08/01/2025	(374.66)	(303)	0.00%
S&P 500 Weekly P6215 Index	08/01/2025	(499.53)	(759)	0.00%
S&P 500 Weekly P6225 Index	08/01/2025	(751.46)	(1,399)	0.00%
S&P 500 Weekly P6245 Index	08/01/2025	(1,505.23)	(4,420)	0.00%
EURO STOXX 50 Weekly P4950 Index	08/01/2025	(996.92)	(114)	0.00%
EURO STOXX 50 Weekly P4975 Index	08/01/2025	(328.10)	(38)	0.00%
EURO STOXX 50 Weekly P5000 Index	08/01/2025	(658.27)	(75)	0.00%
EURO STOXX 50 Weekly P5025 Index	08/01/2025	(1,316.60)	(151)	0.00%
EURO STOXX 50 Weekly P5050 Index	08/01/2025	(284.93)	(33)	0.00%
EURO STOXX 50 Weekly P5075 Index	08/01/2025	(1,642.62)	(188)	0.00%
EURO STOXX 50 Weekly P5100 Index	08/01/2025	(1,551.03)	(178)	0.00%
EURO STOXX 50 Weekly P5125 Index	08/01/2025	(564.25)	(129)	0.00%
EURO STOXX 50 Weekly P5145 Index	08/01/2025	(989.05)	(226)	0.00%
EURO STOXX 50 Weekly P5175 Index	08/01/2025	(1,173.99)	(537)	0.00%
EURO STOXX 50 Weekly P5195 Index	08/01/2025	(282.73)	(162)	0.00%
EURO STOXX 50 Weekly P5200 Index	08/01/2025	(422.50)	(290)	0.00%
EURO STOXX 50 Weekly P5225 Index	08/01/2025	(654.39)	(749)	0.00%
EURO STOXX 50 Weekly P5230 Index	08/01/2025	(141.21)	(194)	0.00%
EURO STOXX 50 Weekly P5265 Index	08/01/2025	(187.12)	(728)	0.00%
EURO STOXX 50 Weekly P5270 Index	08/01/2025	(326.36)	(1,457)	0.00%
EURO STOXX 50 Weekly P5290 Index	08/01/2025	(93.40)	(738)	0.00%
EURO STOXX 50 Weekly P5305 Index	08/01/2025	(93.40)	(1,090)	0.00%
EURO STOXX 50 Weekly P5330 Index	08/01/2025	(46.54)	(1,055)	0.00%
Nasdaq-100 Weekly 22300 Index	08/04/2025	(44.03)	(290)	0.00%
Nasdaq-100 Weekly 22500 Index	08/04/2025	(54.72)	(663)	0.00%
Nasdaq-100 Weekly 22510 Index	08/04/2025	(109.44)	(1,375)	0.00%
Nasdaq-100 Weekly 22530 Index	08/04/2025	(72.96)	(968)	0.00%
S&P 500 Weekly P6140 Index	08/04/2025	(299.71)	(483)	0.00%
S&P 500 Weekly P6180 Index	08/04/2025	(875.62)	(2,281)	0.00%
S&P 500 Weekly P6190 Index	08/04/2025	(752.62)	(2,265)	0.00%
Nasdaq-100 Weekly 22360 Index	08/05/2025	(72.96)	(1,043)	0.00%
Nasdaq-100 Weekly 22400 Index	08/05/2025	(98.43)	(1,575)	0.00%
S&P 500 Weekly P6150 Index	08/05/2025	(877.47)	(2,942)	0.00%
S&P 500 Weekly P6155 Index	08/05/2025	(299.71)	(1,061)	0.00%
Nasdaq-100 Weekly 22300 Index	08/06/2025	(98.43)	(1,729)	0.00%
S&P 500 Weekly P6125 Index	08/06/2025	(376.31)	(1,406)	0.00%
S&P 500 Weekly P6130 Index	08/06/2025	(300.65)	(1,179)	0.00%
Nasdaq-100 Weekly 22200 Index	08/07/2025	(43.71)	(855)	0.00%
S&P 500 Weekly P6100 Index	08/07/2025	(300.97)	(1,263)	0.00%
Nikkei 225 P26000 Index	08/08/2025	(261.65)	(2)	0.00%
Nikkei 225 P27250 Index	08/08/2025	(516.90)	(7)	0.00%
Nikkei 225 P27500 Index	08/08/2025	(6,430.75)	(85)	0.00%
Nikkei 225 P29000 Index	08/08/2025	(2,043.68)	(27)	0.00%
Nikkei 225 P29250 Index	08/08/2025	(2,290.59)	(30)	0.00%
Nikkei 225 P29500 Index	08/08/2025	(3,983.36)	(53)	0.00%
Nikkei 225 P30000 Index	08/08/2025	(13,988.95)	(186)	0.00%
Nikkei 225 P30500 Index	08/08/2025	(3,223.21)	(64)	0.00%
Nikkei 225 P31000 Index	08/08/2025	(7,214.67)	(144)	0.00%
Nikkei 225 P31250 Index	08/08/2025	(2,938.63)	(59)	0.00%
Nikkei 225 P31500 Index	08/08/2025	(9,469.35)	(189)	0.00%
Nikkei 225 P31750 Index	08/08/2025	(10,268.89)	(205)	0.00%
Nikkei 225 P32000 Index	08/08/2025	(8,591.07)	(171)	0.00%
Nikkei 225 P32250 Index	08/08/2025	(3,858.05)	(77)	0.00%
Nikkei 225 P32500 Index	08/08/2025	(3,851.51)	(77)	0.00%
Nikkei 225 P33500 Index	08/08/2025	(5,157.99)	(137)	0.00%
Nikkei 225 P33750 Index	08/08/2025	(5,108.78)	(170)	0.00%
Nikkei 225 P34500 Index	08/08/2025	(2,043.68)	(68)	0.00%
Nikkei 225 P34750 Index	08/08/2025	(2,290.59)	(91)	0.00%
Nikkei 225 P35250 Index	08/08/2025	(4,257.36)	(226)	0.00%
Nikkei 225 P35375 Index	08/08/2025	(6,487.45)	(345)	0.00%
Nikkei 225 P35500 Index	08/08/2025	(3,737.23)	(199)	0.00%
Nikkei 225 P35625 Index	08/08/2025	(3,490.27)	(186)	0.00%
Nikkei 225 P35750 Index	08/08/2025	(2,940.45)	(176)	0.00%
Nikkei 225 P35875 Index	08/08/2025	(7,721.73)	(513)	0.00%
Nikkei 225 P36000 Index	08/08/2025	(4,735.91)	(315)	0.00%
Nikkei 225 P36125 Index	08/08/2025	(29,044.24)	(1,930)	0.00%
Nikkei 225 P36250 Index	08/08/2025	(1,624.31)	(119)	0.00%
Nikkei 225 P36375 Index	08/08/2025	(7,372.23)	(539)	0.00%
Nikkei 225 P36500 Index	08/08/2025	(1,894.19)	(151)	0.00%
Nikkei 225 P36625 Index	08/08/2025	(7,448.00)	(643)	0.00%
Nikkei 225 P37125 Index	08/08/2025	(3,319.11)	(331)	0.00%
Nikkei 225 P38750 Index	08/08/2025	(8,606.52)	(2,230)	0.00%
Nikkei 225 P39125 Index	08/08/2025	(2,389.38)	(810)	0.00%
Nikkei 225 P39375 Index	08/08/2025	(2,631.35)	(1,171)	0.00%
EURO STOXX 50 Weekly P4975 Index	08/08/2025	(328.72)	(677)	0.00%
EURO STOXX 50 Weekly P5000 Index	08/08/2025	(659.37)	(1,585)	0.00%
EURO STOXX 50 Weekly P5075 Index	08/08/2025	(981.58)	(4,269)	0.00%
EURO STOXX 50 Weekly P5100 Index	08/08/2025	(282.41)	(1,552)	0.00%
EURO STOXX 50 Weekly P5125 Index	08/08/2025	(1,305.46)	(9,264)	0.00%
EURO STOXX 50 Weekly P5150 Index	08/08/2025	(46.86)	(424)	0.00%
EURO STOXX 50 Weekly P5175 Index	08/08/2025	(374.65)	(4,331)	0.00%
EURO STOXX 50 Weekly P5200 Index	08/08/2025	(372.99)	(5,550)	0.00%
EURO STOXX 50 Weekly P5225 Index	08/08/2025	(140.26)	(2,697)	0.00%
EURO STOXX 50 Weekly P5250 Index	08/08/2025	(186.49)	(4,589)	0.00%
FTSE 100 P7575 Index	08/15/2025	(3.27)	(6)	0.00%
FTSE 100 P7600 Index	08/15/2025	(6.57)	(13)	0.00%
FTSE 100 P7675 Index	08/15/2025	(13.21)	(26)	0.00%
FTSE 100 P7725 Index	08/15/2025	(9.84)	(20)	0.00%
FTSE 100 P7750 Index	08/15/2025	(16.48)	(33)	0.00%
FTSE 100 P7875 Index	08/15/2025	(65.41)	(173)	0.00%
FTSE 100 P7900 Index	08/15/2025	(42.77)	(113)	0.00%
FTSE 100 P7925 Index	08/15/2025	(26.20)	(69)	0.00%
FTSE 100 P7950 Index	08/15/2025	(71.70)	(190)	0.00%
FTSE 100 P8000 Index	08/15/2025	(0.94)	(3)	0.00%
FTSE 100 P8025 Index	08/15/2025	(1.88)	(6)	0.00%
FTSE 100 P8050 Index	08/15/2025	(45.92)	(152)	0.00%
FTSE 100 P8100 Index	08/15/2025	(48.43)	(192)	0.00%
FTSE 100 P8125 Index	08/15/2025	(56.29)	(223)	0.00%
FTSE 100 P8150 Index	08/15/2025	(61.33)	(243)	0.00%
FTSE 100 P8175 Index	08/15/2025	(57.87)	(230)	0.00%
FTSE 100 P8200 Index	08/15/2025	(63.21)	(293)	0.00%
FTSE 100 P8225 Index	08/15/2025	(79.25)	(367)	0.00%
FTSE 100 P8250 Index	08/15/2025	(86.48)	(401)	0.00%
FTSE 100 P8300 Index	08/15/2025	(64.78)	(343)	0.00%
FTSE 100 P8325 Index	08/15/2025	(69.50)	(368)	0.00%
FTSE 100 P8350 Index	08/15/2025	(54.41)	(288)	0.00%
FTSE 100 P8375 Index	08/15/2025	(23.30)	(139)	0.00%
FTSE 100 P8400 Index	08/15/2025	(29.18)	(174)	0.00%
FTSE 100 P8425 Index	08/15/2025	(72.96)	(483)	0.00%
FTSE 100 P8450 Index	08/15/2025	(16.57)	(110)	0.00%
FTSE 100 P8475 Index	08/15/2025	(6.04)	(40)	0.00%
FTSE 100 P8500 Index	08/15/2025	(124.22)	(904)	0.00%
FTSE 100 P8525 Index	08/15/2025	(62.58)	(497)	0.00%
FTSE 100 P8550 Index	08/15/2025	(24.75)	(197)	0.00%
FTSE 100 P8575 Index	08/15/2025	(33.34)	(287)	0.00%
FTSE 100 P8600 Index	08/15/2025	(53.46)	(495)	0.00%
FTSE 100 P8625 Index	08/15/2025	(6.89)	(64)	0.00%
FTSE 100 P8650 Index	08/15/2025	(66.04)	(655)	0.00%
FTSE 100 P8675 Index	08/15/2025	(8.68)	(92)	0.00%
FTSE 100 P8700 Index	08/15/2025	(27.77)	(331)	0.00%
FTSE 100 P8725 Index	08/15/2025	(12.64)	(159)	0.00%
FTSE 100 P8750 Index	08/15/2025	(20.79)	(289)	0.00%
FTSE 100 P8800 Index	08/15/2025	(26.61)	(440)	0.00%
FTSE 100 P8825 Index	08/15/2025	(6.32)	(117)	0.00%
FTSE 100 P8850 Index	08/15/2025	(6.76)	(139)	0.00%
FTSE 100 P8875 Index	08/15/2025	(5.41)	(125)	0.00%
FTSE 100 P8900 Index	08/15/2025	(4.97)	(128)	0.00%
Cboe Volatility C19.5 Index	08/20/2025	(10,880.83)	(12,344)	-0.01%
Cboe Volatility C20.5 Index	08/20/2025	(65,862.51)	(64,743)	-0.02%
Cboe Volatility C21.5 Index	08/20/2025	(54,981.69)	(47,797)	-0.02%
Cboe Volatility C22 Index	08/20/2025	(36,131.62)	(29,676)	-0.01%
Cboe Volatility C22.5 Index	08/20/2025	(43,960.79)	(34,267)	-0.01%
Cboe Volatility C23 Index	08/20/2025	(154,845.15)	(114,482)	-0.04%
Cboe Volatility C23.5 Index	08/20/2025	(12,875.30)	(9,021)	0.00%
Cboe Volatility C24 Index	08/20/2025	(61,787.34)	(40,986)	-0.01%
Cboe Volatility C24.5 Index	08/20/2025	(110,422.71)	(70,339)	-0.02%
Cboe Volatility C25 Index	08/20/2025	(79,163.59)	(47,762)	-0.02%
Cboe Volatility C26 Index	08/20/2025	(114,415.68)	(63,157)	-0.02%
Cboe Volatility C27 Index	08/20/2025	(116,195.70)	(58,698)	-0.02%
Cboe Volatility C28 Index	08/20/2025	(25,518.82)	(11,773)	-0.01%
Cboe Volatility C29 Index	08/20/2025	(65,206.47)	(27,811)	-0.01%
Cboe Volatility C30 Index	08/20/2025	(22,690.65)	(8,997)	0.00%
Cboe Volatility C31 Index	08/20/2025	30,744.70	11,304	0.00%
Cboe Volatility C33 Index	08/20/2025	(2,961.64)	(963)	0.00%
Cboe Volatility C34 Index	08/20/2025	88,337.20	27,075	0.01%
Cboe Volatility C35 Index	08/20/2025	73,738.21	21,212	0.01%
Cboe Volatility C37 Index	08/20/2025	37,126.45	9,826	0.00%
Cboe Volatility C38 Index	08/20/2025	38,625.91	9,553	0.00%
Cboe Volatility C40 Index	08/20/2025	183,802.70	41,846	0.01%
Cboe Volatility C42.5 Index	08/20/2025	210,543.59	43,161	0.01%
Cboe Volatility C45 Index	08/20/2025	85,157.42	15,754	0.00%
Cboe Volatility C47.5 Index	08/20/2025	181,304.03	29,945	0.01%
Cboe Volatility C50 Index	08/20/2025	31,026.40	4,545	0.00%
Cboe Volatility C55 Index	08/20/2025	8,884.92	1,111	0.00%
Cboe Volatility C60 Index	08/20/2025	8,608.95	847	0.00%
Nikkei 225 P28250 Index	09/12/2025	(834.99)	(122)	0.00%
Nikkei 225 P28500 Index	09/12/2025	(1,108.66)	(169)	0.00%
Nikkei 225 P29000 Index	09/12/2025	(2,488.20)	(413)	0.00%
Nikkei 225 P29250 Index	09/12/2025	(1,377.87)	(238)	0.00%
Nikkei 225 P30000 Index	09/12/2025	(1,936.15)	(373)	0.00%
Nikkei 225 P31000 Index	09/12/2025	(3,519.33)	(865)	0.00%
Nikkei 225 P31250 Index	09/12/2025	(6,200.10)	(1,566)	0.00%
Nikkei 225 P31500 Index	09/12/2025	(4,793.38)	(1,242)	0.00%
Nikkei 225 P31750 Index	09/12/2025	(2,368.21)	(645)	0.00%
Nikkei 225 P34500 Index	09/12/2025	(1,943.64)	(969)	0.00%
Nikkei 225 P34750 Index	09/12/2025	(831.30)	(442)	0.00%
Nikkei 225 P35000 Index	09/12/2025	(3,034.78)	(1,775)	0.00%
Nikkei 225 P35250 Index	09/12/2025	(1,936.15)	(1,222)	0.00%
Nikkei 225 P36500 Index	09/12/2025	(3,519.33)	(3,274)	0.00%
Nikkei 225 P36625 Index	09/12/2025	(6,200.10)	(5,974)	0.00%
Nikkei 225 P36875 Index	09/12/2025	(2,138.51)	(2,203)	0.00%
Nikkei 225 P37000 Index	09/12/2025	(2,654.87)	(2,823)	0.00%
Nikkei 225 P37375 Index	09/12/2025	(2,368.21)	(2,990)	0.00%
Cboe Volatility C23.5 Index	09/17/2025	(6,120.46)	(9,784)	0.00%
Cboe Volatility C24.5 Index	09/17/2025	(23,743.89)	(34,813)	-0.01%
Cboe Volatility C25 Index	09/17/2025	(10,108.97)	(14,238)	-0.01%
Cboe Volatility C26 Index	09/17/2025	(32,391.39)	(42,109)	-0.01%
Cboe Volatility C27 Index	09/17/2025	(4,583.11)	(5,549)	0.00%
Cboe Volatility C28 Index	09/17/2025	(11,666.77)	(13,067)	-0.01%
Cboe Volatility C29 Index	09/17/2025	(31,428.19)	(32,738)	-0.01%
Cboe Volatility C31 Index	09/17/2025	(5,546.31)	(5,052)	0.00%
Cboe Volatility C32 Index	09/17/2025	(3,695.80)	(3,160)	0.00%
Cboe Volatility C45 Index	09/17/2025	18,361.39	8,174	0.00%
Cboe Volatility C47.5 Index	09/17/2025	83,197.19	33,709	0.01%
Cboe Volatility C50 Index	09/17/2025	16,638.93	6,234	0.00%
Cboe Volatility C55 Index	09/17/2025	11,087.39	3,493	0.00%
FTSE 100 P7925 Index	09/19/2025	(3.21)	(42)	0.00%
FTSE 100 P7950 Index	09/19/2025	(15.98)	(211)	0.00%
FTSE 100 P8050 Index	09/19/2025	(12.71)	(193)	0.00%
FTSE 100 P8100 Index	09/19/2025	(22.20)	(367)	0.00%
FTSE 100 P8150 Index	09/19/2025	(34.59)	(595)	0.00%
FTSE 100 P8200 Index	09/19/2025	(25.22)	(467)	0.00%
FTSE 100 P8225 Index	09/19/2025	(28.40)	(545)	0.00%
FTSE 100 P8325 Index	09/19/2025	(0.92)	(21)	0.00%
FTSE 100 P8350 Index	09/19/2025	(4.56)	(109)	0.00%
FTSE 100 P8425 Index	09/19/2025	(3.65)	(99)	0.00%
FTSE 100 P8450 Index	09/19/2025	(6.35)	(181)	0.00%
FTSE 100 P8500 Index	09/19/2025	(10.38)	(323)	0.00%
FTSE 100 P8525 Index	09/19/2025	(2.28)	(75)	0.00%
FTSE 100 P8550 Index	09/19/2025	(15.32)	(537)	0.00%
FTSE 100 P8600 Index	09/19/2025	(1.82)	(71)	0.00%
FTSE 100 P8625 Index	09/19/2025	(3.18)	(130)	0.00%
FTSE 100 P8650 Index	09/19/2025	(2.71)	(118)	0.00%
FTSE 100 P8675 Index	09/19/2025	(2.25)	(104)	0.00%
FTSE 100 P8700 Index	09/19/2025	(7.67)	(376)	0.00%
Total Options Contracts			(665,208)	-0.21%
Cash
Cash			319,966,200	100.00%
Total Underlying Positions			$319,960,906	100.00%

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Aptus International Enhanced Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$320,397,543	$–	$–	$320,397,543
Money Market Funds	578,331	–	–	578,331
U.S. Treasury Bills	–	493,946	–	493,946
Total Investments	$320,975,874	$493,946	$–	$321,469,820

Other Financial Instruments:
Total Return Swaps*	$–	$742,745	$–	$742,745
Total Other Financial Instruments	$–	$742,745	$–	$742,745

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2025.

Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.